Leases and commitments - Receivables Under Sales-Type Lease (Details) $ in Millions	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 4.9
2026	8.3
2027	1.4
2028	0.1
Total	$ 14.7